INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate tax rate	17.00%	17.00%	17.00%
SINGAPORE
Corporate tax rate	17.00%